ANNUAL REPORT

TEMPLETON GLOBAL BOND FUND

AUGUST 31, 2000

[FRANKLIN TEMPLETON LOGO]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

WE'RE ON THE WEB --

Now you can access online information about your Fund, including this shareholder report. Find our Web site at franklintempleton.com, your online resource for Fund literature, prices and performance, investor information and around-the-clock account services.

SHAREHOLDER LETTER

Your Fund's Goal: Templeton Global Bond Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests primarily in the debt securities of companies, governments and government agencies located anywhere in the world, including emerging markets.

This report of Templeton Global Bond Fund covers the fiscal year ended August 31, 2000. During the first half of the reporting period, upward revisions in global economic growth forecasts, and inflationary fears stemming from higher oil prices led many investors to be cautious about the possibility of rising interest rates. Continuing U.S. economic growth, European economic recovery, better-than-expected growth in Japan, and the possibility of a tighter monetary policy stance by central banks all appeared to justify this cautious approach. Most European countries experienced rising interest rates, the U.S. Federal Reserve Board increased interest rates by 125 basis points, and many analysts believed

CONTENTS
Shareholder Letter .....         1

Performance Summary ....         6

Financial Highlights &
Statement of Investments        10

Financial Statements ...        16

Notes to Financial
Statements .............        19

Report of Independent
Accountants ............        24

FUND CATEGORY

[PYRAMID GRAPHIC]

Global
Growth
Growth & Income
Income
Tax-Free Income

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 13.

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
8/31/00

[PIE CHART]

Europe 50.4%
Latin America 20.7%
United States 10.0%
Canada 6.3%
Australia & New Zealand 6.2%
Asia 3.8%
Short Term Investments & Other Net Assets 2.6%



that with the possible exception of Japan, industrial economies had reached the bottom of their interest rate cycles.

However, during the second half of the period, a bond buyback program implemented by the U.S. Treasury reduced the supply of U.S. bonds, and concerns about inflation seemed to diminish due to the release of economic data showing growth rates converging toward more sustainable levels. Bonds began to appear more attractive to many investors who put money back into the global fixed income markets.

European bond markets offered positive returns in local currency terms. The U.K. and EMU bond indexes rose 4.33% and 2.45%, respectively. Although the Swedish bond market outperformed the EMU countries, Denmark did not do as well. The Japanese debt market performed well despite a 25 basis point increase in short-term interest rates by the Bank of Japan in August 2000. And Australia/Canada/New Zealand dollar-bloc bond markets, where rising commodity prices supported the local currency and helped contain inflation, outperformed the global bond markets in general, but underperformed that of the U.S. in local currency terms.(1)

Due largely to higher commodity prices, the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) increased 30.23% during the 12-month period.(2) These higher commodity prices contributed to improved export revenues of emerging



1. Source: J.P. Morgan Securities, Inc.

2. Sources for all indexes: J.P. Morgan Securities, Inc. The J.P. Morgan Emerging Markets Bond Index Global tracks total returns for U.S.-dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. The J.P. Morgan Global Government Bond Index measures and tracks bonds from around the world. The J.P. Morgan U.S. Government Bond Index measures and tracks U.S. Treasury securities. Indexes are measured in U.S. dollars (unless otherwise specified) and include reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

market countries, and coupled with continued strength in the U.S. equity market, helped to increase investor appetite for emerging market bonds. Most countries covered by the index experienced rising bond prices, with the exceptions of Nigeria and Cote d'Ivoire (the "Ivory Coast"). Russian bonds were among the best performers, increasing 127.20%, followed by those of Ecuador, Algeria and Brazil, up 55.45%, 42.70% and 38.86%, respectively.

Within this environment, Templeton Global Bond Fund - Class A posted a -1.80% cumulative total return (in U.S. dollar terms) for the 12 months ended August 31, 2000, as shown in the Performance Summary beginning on page 6. The Fund's benchmark, the Salomon Brothers World Government Bond Index, delivered a 4.10% return in local currency terms for the same 12-month period. However, a stronger dollar versus the euro and the Japanese yen resulted in a lower return of -2.21% in U.S. dollar terms for the index. The J.P. Morgan Global Government Bond Index, which measures and tracks bonds from around the world, posted returns of 4.40% and -2.04%, in local currency and U.S. dollar terms, respectively, for the same period. The J.P. Morgan U.S. Government Bond Index, which measures and tracks U.S. Treasury securities, was up 8.28%.(2)

  PORTFOLIO BREAKDOWN
  Based on Total Net Assets
  8/31/00
  Government Bonds                90.9%

  Corporate Bonds                  6.2%

  Warrants                         0.3%

  Short-Term Investments &
  Other Net Assets                 2.6%

Throughout the reporting period, we attempted to meet the Fund's objective by allocating approximately 70%-75% of total net assets to intermediate- and long-term bonds in developed markets, with the remaining assets invested in what we believed were the highest-quality and most-liquid bonds in emerging markets. In our opinion, this combination of investments offered the potential for higher long-term returns at the cost of modestly higher short-term volatility. Because emerging market bonds generally outperformed higher-quality industrial market debt during this period, our allocation to emerging market debt added positively to the Fund's performance.

The Fund's geographic allocation changed slightly during the period. Our allocation to North America decreased from 36.4% to 16.3% of total net assets, with U.S. and Canadian exposure decreasing by 17.6% and 2.5%, respectively. We increased our European allocation slightly from 43.0% to 50.4%, adjusting the underlying country mix to reduce our exposure to Germany and Spain, add to positions in Italy, the U.K. and the Netherlands, and initiate new positions in Belgium and France. The Fund's New Zealand allocation decreased by 2.1%, while we added to our positions in Turkey and South Korea. We also increased our holdings in Latin America by approximately 12.9%, leaving our exposure to that region at 20.7% on August 31, 2000.

Looking forward, we are optimistic about prospects for global bond markets and Templeton Global Bond Fund. In our opinion, global economic growth should remain strong in the short term, and inflation could be relatively tame. This could prove to be an attractive environment for high-quality bonds and contributes to our positive outlook for the Fund. We also believe that the Fund's emerging market positions may continue to offer attractive return opportunities for its portfolio.

It is important to note that there are special risks involved with global investing related to market, currency, economic, social, political, and other factors, in addition to the heightened risks associated with the relatively small size and lesser liquidity of emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.

We look forward to serving your future investment needs, and welcome your comments or suggestions.

Portfolio Management Team
Templeton Global Bond Fund

This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.

ONE-YEAR PERFORMANCE
AS OF 8/31/00

One-year cumulative total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
One-Year Cumulative Total Return        -1.80%
Net Asset Value (NAV)                   $8.05 (8/31/00)            $8.81 (8/31/99)
Change in NAV                          -$0.76

Distributions (9/1/99 - 8/31/00)        Dividend Income            $0.6000
                                        Long-Term Capital Gain     $0.0090
                                        ========================================
                                        TOTAL                      $0.6090

CLASS C
One-Year Cumulative Total Return         -2.34%
Net Asset Value (NAV)                     $8.05 (8/31/00)          $8.82 (8/31/99)
Change in NAV                            -$0.77
Distributions (9/1/99 - 8/31/00)        Dividend Income            $0.5631
                                        Long-Term Capital Gain     $0.0090
                                        =========================================
                                        TOTAL                      $0.5721

ADVISOR CLASS
One-Year Cumulative Total Return        -1.65%
Net Asset Value (NAV)                   $8.04 (8/31/00)          $8.81 (8/31/99)
Change in NAV                          -$0.77
Distributions (9/1/99 - 8/31/00)       Dividend Income           $0.6233
                                       Long-Term Capital Gain    $0.0090
                                       =========================================
                                       TOTAL                     $0.6323

Templeton Global Bond Fund paid distributions derived from long-term capital gains of 0.90 cents ($0.0090) per share in December 1999. The Fund hereby designates such distributions as capital gain dividends in accordance with Internal Revenue Code Section 852(b)(3).

Please see standardized SEC performance as of 8/31/00 and index comparison on pages 8-9.

Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 9/30/00

CLASS A                            1-YEAR    5-YEAR     10-YEAR      INCEPTION
                                                                     (9/18/86)
------------------------------------------------------------------------------
Cumulative Total Return(1)         - 3.37%     16.20%     70.28%       135.70%
Average Annual Total Return(2)     - 7.45%      2.16%      5.01%         5.97%
Value of $10,000 Investment(3)     $9,255    $11,125    $16,302       $22,577

                                                                 INCEPTION
CLASS C                               1-YEAR       5-YEAR        (5/1/95)
--------------------------------------------------------------------------
Cumulative Total Return(1)            - 3.77%        14.01%        21.88%
Average Annual Total Return(2)        - 5.63%         2.44%         3.53%
Value of $10,000 Investment(3)        $9,437       $11,282       $12,068

                                                                            INCEPTION
ADVISOR CLASS(4)                   1-YEAR       5-YEAR      10-YEAR         (9/18/86)
-------------------------------------------------------------------------------------
Cumulative Total Return(1)         - 3.01%       18.01%       72.94%           39.38%
Average Annual Total Return(2)     - 3.01%        3.37%        5.63%            6.42%
Value of $10,000 Investment(3)     $9,699      $11,801      $17,294          $23,938


(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

(4.) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods 1/1/97 and after, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 1.06% and 0.28%.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Also, as a non-diversified series of an investment company, the Fund may invest in a relatively small number of issuers and, as a result, be subject to greater risk of loss with respect to its portfolio securities. You may have a gain or loss when you sell your shares.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN
8/31/00

CLASS A
1-Year                      -5.96%

5-Year                       2.66%

10-Year                      5.07%

Since Inception (9/18/86)    6.05%

AVERAGE ANNUAL TOTAL RETURN
8/31/00

CLASS C
1-Year                         -4.23%

5-Year                          2.95%

Since Inception (5/1/95)        3.66%

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Average annual total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index.


                           Class A (9/1/90 -8/31/00)

                              [CLASS A LINE GRAPH]

                              CLASS A PLOT POINTS

The following line graph compares the performance of Templeton Global Bond Fund's Class A shares to that of the Salomon Brothers World Gov't Bond Index, and to the Consumer Price Index based on a $10,000 investment from 9/1/90 to 8/31/00.


                                               SALOMON       CPI
                    TEMPLETON GLOBAL BOND    WORLD GOV'T
                        FUND-CLASS A         BOND INDEX
                    -----------------------------------------------
     09/01/1990               $9,577            $10,000      $10,000
     09/30/1990               $9,581            $10,111      $10,084
     10/31/1990               $9,722            $10,563      $10,145
     11/30/1990               $9,805            $10,738      $10,167
     12/31/1990               $9,894            $10,845      $10,167
     01/31/1991              $10,080            $11,116      $10,228
     02/28/1991              $10,154            $11,119      $10,243
     03/31/1991               $9,926            $10,715      $10,258
     04/30/1991              $10,110            $10,880      $10,273
     05/31/1991              $10,182            $10,866      $10,303
     06/30/1991              $10,079            $10,753      $10,334
     07/31/1991              $10,173            $10,983      $10,349
     08/31/1991              $10,384            $11,197      $10,379
     09/30/1991              $10,765            $11,634      $10,426
     10/31/1991              $10,915            $11,756      $10,441
     11/30/1991              $10,915            $11,941      $10,471
     12/31/1991              $11,369            $12,561      $10,479
     01/31/1992              $11,162            $12,336      $10,494
     02/29/1992              $11,097            $12,267      $10,532
     03/31/1992              $11,031            $12,137      $10,585
     04/30/1992              $11,164            $12,223      $10,600
     05/31/1992              $11,489            $12,598      $10,615
     06/30/1992              $11,828            $12,951      $10,653
     07/31/1992              $12,112            $13,253      $10,676
     08/31/1992              $12,134            $13,624      $10,706
     09/30/1992              $11,663            $13,760      $10,736
     10/31/1992              $11,779            $13,386      $10,774
     11/30/1992              $11,662            $13,173      $10,789
     12/31/1992              $11,724            $13,252      $10,783
     01/31/1993              $11,809            $13,482      $10,836
     02/28/1993              $12,030            $13,747      $10,874
     03/31/1993              $12,252            $13,958      $10,912
     04/30/1993              $12,475            $14,253      $10,942
     05/31/1993              $12,550            $14,396      $10,957
     06/30/1993              $12,462            $14,365      $10,972
     07/31/1993              $12,539            $14,406      $10,972
     08/31/1993              $12,742            $14,839      $11,003
     09/30/1993              $12,704            $15,015      $11,025
     10/31/1993              $12,897            $14,990      $11,072
     11/30/1993              $12,651            $14,882      $11,079
     12/31/1993              $12,937            $15,009      $11,078
     01/31/1994              $13,291            $15,130      $11,109
     02/28/1994              $12,961            $15,031      $11,148
     03/31/1994              $12,483            $15,009      $11,186
     04/30/1994              $12,443            $15,027      $11,201
     05/31/1994              $12,375            $14,895      $11,208
     06/30/1994              $12,186            $15,110      $11,246
     07/31/1994              $12,336            $15,230      $11,276
     08/31/1994              $12,459            $15,177      $11,322
     09/30/1994              $12,418            $15,287      $11,352
     10/31/1994              $12,557            $15,532      $11,361
     11/30/1994              $12,473            $15,319      $11,376
     12/31/1994              $12,473            $15,361      $11,376
     01/31/1995              $12,502            $15,683      $11,420
     02/28/1995              $12,701            $16,085      $11,466
     03/31/1995              $12,802            $17,040      $11,504
     04/30/1995              $13,104            $17,356      $11,542
     05/31/1995              $13,525            $17,844      $11,565
     06/30/1995              $13,554            $17,949      $11,587
     07/31/1995              $13,700            $17,991      $11,587
     08/31/1995              $13,774            $17,373      $11,619
     09/30/1995              $14,041            $17,761      $11,640
     10/31/1995              $14,294            $17,893      $11,679
     11/30/1995              $14,428            $18,096      $11,670
     12/31/1995              $14,744            $18,285      $11,663
     01/31/1996              $14,805            $18,059      $11,731
     02/29/1996              $14,698            $17,967      $11,769
     03/31/1996              $14,729            $17,942      $11,830
     04/30/1996              $14,805            $17,871      $11,875
     05/31/1996              $14,898            $17,875      $11,898
     06/30/1996              $15,100            $18,015      $11,906
     07/31/1996              $15,146            $18,361      $11,928
     08/31/1996              $15,350            $18,432      $11,951
     09/30/1996              $15,586            $18,507      $11,989
     10/31/1996              $15,950            $18,853      $12,027
     11/30/1996              $16,364            $19,102      $12,050
     12/31/1996              $16,396            $18,947      $12,050
     01/31/1997              $16,187            $18,441      $12,088
     02/28/1997              $16,138            $18,302      $12,124
     03/31/1997              $15,993            $18,163      $12,154
     04/30/1997              $16,025            $18,004      $12,169
     05/31/1997              $16,140            $18,493      $12,162
     06/30/1997              $16,354            $18,714      $12,176
     07/31/1997              $16,420            $18,568      $12,191
     08/31/1997              $16,404            $18,557      $12,214
     09/30/1997              $16,671            $18,952      $12,244
     10/31/1997              $16,739            $19,346      $12,275
     11/30/1997              $16,705            $19,049      $12,268
     12/31/1997              $16,696            $18,991      $12,253
     01/31/1998              $16,714            $19,176      $12,275
     02/28/1998              $16,799            $19,332      $12,300
     03/31/1998              $16,799            $19,140      $12,324
     04/30/1998              $16,903            $19,446      $12,346
     05/31/1998              $16,938            $19,492      $12,369
     06/30/1998              $16,956            $19,520      $12,383
     07/31/1998              $16,938            $19,546      $12,398
     08/31/1998              $16,867            $20,079      $12,413
     09/30/1998              $17,419            $21,146      $12,428
     10/31/1998              $17,490            $21,773      $12,458
     11/30/1998              $17,436            $21,466      $12,458
     12/31/1998              $17,599            $21,898      $12,450
     01/31/1999              $17,581            $21,697      $12,481
     02/28/1999              $16,922            $21,004      $12,493
     03/31/1999              $17,032            $21,053      $12,531
     04/30/1999              $17,197            $21,044      $12,622
     05/31/1999              $16,826            $20,690      $12,622
     06/30/1999              $16,658            $20,327      $12,622
     07/31/1999              $16,789            $20,825      $12,655
     08/31/1999              $16,695            $20,922      $12,693
     09/30/1999              $16,885            $21,248      $12,749
     10/31/1999              $16,847            $21,238      $12,774
     11/30/1999              $16,635            $21,015      $12,780
     12/31/1999              $16,749            $20,964      $12,780
     01/31/2000              $16,535            $20,963      $12,815
     02/29/2000              $16,671            $20,516      $12,889
     03/31/2000              $16,829            $21,000      $12,992
     04/30/2000              $16,373            $20,315      $13,003
     05/31/2000              $16,176            $20,473      $13,013
     06/30/2000              $16,716            $20,970      $13,084
     07/31/2000              $16,536            $20,615      $13,112
     08/31/2000              $16,394            $20,459      $13,112

                            CLASS C (5/1/95-8/31/00)

                              [CLASS C LINE GRAPH]

                              CLASS C PLOT POINTS

The following line graph compares the performance of Templeton Global Bond Fund's Class C shares to that of the Salomon Brothers World Gov't Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 8/31/00.


                                           SALOMON
                       TEMPLETON            WORLD
                      GLOBAL BOND         GOV'T BOND
                      FUND-CLASS C          INDEX             CPI
                    -----------------------------------------------
   05/01/1995           $9,902             $10,000          $10,000
   05/31/1995          $10,209             $10,281          $10,020
   06/30/1995          $10,229             $10,342          $10,040
   07/31/1995          $10,337             $10,366          $10,040
   08/31/1995          $10,377             $10,010          $10,067
   09/30/1995          $10,585             $10,234          $10,086
   10/31/1995          $10,772             $10,310          $10,119
   11/30/1995          $10,869             $10,426          $10,112
   12/31/1995          $11,103             $10,536          $10,105
   01/31/1996          $11,156             $10,405          $10,164
   02/29/1996          $11,084             $10,352          $10,197
   03/31/1996          $11,103             $10,338          $10,250
   04/30/1996          $11,145             $10,297          $10,289
   05/31/1996          $11,199             $10,299          $10,309
   06/30/1996          $11,347             $10,380          $10,316
   07/31/1996          $11,379             $10,579          $10,335
   08/31/1996          $11,539             $10,620          $10,355
   09/30/1996          $11,700             $10,663          $10,388
   10/31/1996          $11,982             $10,863          $10,421
   11/30/1996          $12,288             $11,006          $10,441
   12/31/1996          $12,308             $10,917          $10,441
   01/31/1997          $12,147             $10,625          $10,473
   02/28/1997          $12,094             $10,546          $10,505
   03/31/1997          $11,981             $10,465          $10,531
   04/30/1997          $12,014             $10,374          $10,544
   05/31/1997          $12,095             $10,656          $10,537
   06/30/1997          $12,239             $10,783          $10,550
   07/31/1997          $12,285             $10,699          $10,563
   08/31/1997          $12,282             $10,692          $10,583
   09/30/1997          $12,478             $10,920          $10,609
   10/31/1997          $12,512             $11,147          $10,636
   11/30/1997          $12,489             $10,976          $10,629
   12/31/1997          $12,485             $10,942          $10,617
   01/31/1998          $12,481             $11,049          $10,636
   02/28/1998          $12,541             $11,139          $10,657
   03/31/1998          $12,549             $11,028          $10,678
   04/30/1998          $12,610             $11,204          $10,697
   05/31/1998          $12,632             $11,231          $10,717
   06/30/1998          $12,654             $11,247          $10,730
   07/31/1998          $12,636             $11,262          $10,742
   08/31/1998          $12,584             $11,569          $10,755
   09/30/1998          $12,977             $12,184          $10,768
   10/31/1998          $13,025             $12,545          $10,794
   11/30/1998          $12,993             $12,368          $10,794
   12/31/1998          $13,109             $12,617          $10,788
   01/31/1999          $13,090             $12,501          $10,814
   02/28/1999          $12,595             $12,102          $10,825
   03/31/1999          $12,672             $12,130          $10,858
   04/30/1999          $12,792             $12,125          $10,937
   05/31/1999          $12,511             $11,921          $10,937
   06/30/1999          $12,383             $11,712          $10,937
   07/31/1999          $12,476             $11,999          $10,965
   08/31/1999          $12,406             $12,055          $10,998
   09/30/1999          $12,541             $12,243          $11,046
   10/31/1999          $12,508             $12,237          $11,068
   11/30/1999          $12,344             $12,108          $11,073
   12/31/1999          $12,425             $12,079          $11,073
   01/31/2000          $12,262             $12,079          $11,104
   02/29/2000          $12,359             $11,821          $11,167
   03/31/2000          $12,472             $12,100          $11,257
   04/30/2000          $12,131             $11,705          $11,266
   05/31/2000          $11,981             $11,796          $11,275
   06/30/2000          $12,362             $12,082          $11,336
   07/31/2000          $12,239             $11,878          $11,360
   08/31/2000          $12,115             $11,788          $11,360



Past performance does not guarantee future results.

                         ADVISOR CLASS (9/1/90-8/31/00)

                           [ADVISOR CLASS LINE GRAPH]

                           ADVISOR CLASS PLOT POINTS

The following line graph compares the performance of Templeton Global Bond Fund's Advisor Class shares to that of the Salomon Brothers World Gov't Bond Index, and to the Consumer Price Index based on a $10,000 investment from 9/1/90 to 8/31/00.


                    TEMPLETON GLOBAL     SALOMON
                      BOND FUND-        WORLD GOV'T
                     ADVISOR CLASS      BOND INDEX        CPI
                    --------------------------------------------------
     09/01/1990        $10,000            $10,000      $10,000
     09/30/1990        $10,005            $10,111      $10,084
     10/31/1990        $10,152            $10,563      $10,145
     11/30/1990        $10,238            $10,738      $10,167
     12/31/1990        $10,333            $10,845      $10,167
     01/31/1991        $10,526            $11,116      $10,228
     02/28/1991        $10,604            $11,119      $10,243
     03/31/1991        $10,365            $10,715      $10,258
     04/30/1991        $10,558            $10,880      $10,273
     05/31/1991        $10,633            $10,866      $10,303
     06/30/1991        $10,525            $10,753      $10,334
     07/31/1991        $10,624            $10,983      $10,349
     08/31/1991        $10,844            $11,197      $10,379
     09/30/1991        $11,242            $11,634      $10,426
     10/31/1991        $11,399            $11,756      $10,441
     11/30/1991        $11,399            $11,941      $10,471
     12/31/1991        $11,874            $12,561      $10,479
     01/31/1992        $11,658            $12,336      $10,494
     02/29/1992        $11,589            $12,267      $10,532
     03/31/1992        $11,521            $12,137      $10,585
     04/30/1992        $11,660            $12,223      $10,600
     05/31/1992        $11,999            $12,598      $10,615
     06/30/1992        $12,353            $12,951      $10,653
     07/31/1992        $12,650            $13,253      $10,676
     08/31/1992        $12,673            $13,624      $10,706
     09/30/1992        $12,180            $13,760      $10,736
     10/31/1992        $12,300            $13,386      $10,774
     11/30/1992        $12,178            $13,173      $10,789
     12/31/1992        $12,243            $13,252      $10,783
     01/31/1993        $12,332            $13,482      $10,836
     02/28/1993        $12,563            $13,747      $10,874
     03/31/1993        $12,795            $13,958      $10,912
     04/30/1993        $13,028            $14,253      $10,942
     05/31/1993        $13,106            $14,396      $10,957
     06/30/1993        $13,015            $14,365      $10,972
     07/31/1993        $13,094            $14,406      $10,972
     08/31/1993        $13,307            $14,839      $11,003
     09/30/1993        $13,268            $15,015      $11,025
     10/31/1993        $13,469            $14,990      $11,072
     11/30/1993        $13,212            $14,882      $11,079
     12/31/1993        $13,511            $15,009      $11,078
     01/31/1994        $13,881            $15,130      $11,109
     02/28/1994        $13,536            $15,031      $11,148
     03/31/1994        $13,037            $15,009      $11,186
     04/30/1994        $12,995            $15,027      $11,201
     05/31/1994        $12,925            $14,895      $11,208
     06/30/1994        $12,727            $15,110      $11,246
     07/31/1994        $12,884            $15,230      $11,276
     08/31/1994        $13,013            $15,177      $11,322
     09/30/1994        $12,970            $15,287      $11,352
     10/31/1994        $13,115            $15,532      $11,361
     11/30/1994        $13,027            $15,319      $11,376
     12/31/1994        $13,027            $15,361      $11,376
     01/31/1995        $13,057            $15,683      $11,420
     02/28/1995        $13,266            $16,085      $11,466
     03/31/1995        $13,371            $17,040      $11,504
     04/30/1995        $13,686            $17,356      $11,542
     05/31/1995        $14,126            $17,844      $11,565
     06/30/1995        $14,155            $17,949      $11,587
     07/31/1995        $14,308            $17,991      $11,587
     08/31/1995        $14,386            $17,373      $11,619
     09/30/1995        $14,663            $17,761      $11,640
     10/31/1995        $14,927            $17,893      $11,679
     11/30/1995        $15,067            $18,096      $11,670
     12/31/1995        $15,397            $18,285      $11,663
     01/31/1996        $15,461            $18,059      $11,731
     02/29/1996        $15,349            $17,967      $11,769
     03/31/1996        $15,381            $17,942      $11,830
     04/30/1996        $15,461            $17,871      $11,875
     05/31/1996        $15,557            $17,875      $11,898
     06/30/1996        $15,769            $18,015      $11,906
     07/31/1996        $15,818            $18,361      $11,928
     08/31/1996        $16,030            $18,432      $11,951
     09/30/1996        $16,277            $18,507      $11,989
     10/31/1996        $16,657            $18,853      $12,027
     11/30/1996        $17,089            $19,102      $12,050
     12/31/1996        $17,123            $18,947      $12,050
     01/31/1997        $17,008            $18,441      $12,088
     02/28/1997        $16,961            $18,302      $12,124
     03/31/1997        $16,810            $18,163      $12,154
     04/30/1997        $16,847            $18,004      $12,169
     05/31/1997        $16,988            $18,493      $12,162
     06/30/1997        $17,184            $18,714      $12,176
     07/31/1997        $17,256            $18,568      $12,191
     08/31/1997        $17,259            $18,557      $12,214
     09/30/1997        $17,544            $18,952      $12,244
     10/31/1997        $17,602            $19,346      $12,275
     11/30/1997        $17,577            $19,049      $12,268
     12/31/1997        $17,584            $18,991      $12,253
     01/31/1998        $17,588            $19,176      $12,275
     02/28/1998        $17,681            $19,332      $12,300
     03/31/1998        $17,702            $19,140      $12,324
     04/30/1998        $17,798            $19,446      $12,346
     05/31/1998        $17,839            $19,492      $12,369
     06/30/1998        $17,880            $19,520      $12,383
     07/31/1998        $17,846            $19,546      $12,398
     08/31/1998        $17,791            $20,079      $12,413
     09/30/1998        $18,358            $21,146      $12,428
     10/31/1998        $18,441            $21,773      $12,458
     11/30/1998        $18,387            $21,466      $12,458
     12/31/1998        $18,582            $21,898      $12,450
     01/31/1999        $18,567            $21,697      $12,481
     02/28/1999        $17,875            $21,004      $12,493
     03/31/1999        $17,994            $21,053      $12,531
     04/30/1999        $18,155            $21,044      $12,622
     05/31/1999        $17,766            $20,690      $12,622
     06/30/1999        $17,592            $20,327      $12,622
     07/31/1999        $17,734            $20,825      $12,655
     08/31/1999        $17,655            $20,922      $12,693
     09/30/1999        $17,844            $21,248      $12,749
     10/31/1999        $17,827            $21,238      $12,774
     11/30/1999        $17,606            $21,015      $12,780
     12/31/1999        $17,710            $20,964      $12,780
     01/31/2000        $17,487            $20,963      $12,815
     02/29/2000        $17,636            $20,516      $12,889
     03/31/2000        $17,807            $21,000      $12,992
     04/30/2000        $17,349            $20,315      $13,003
     05/31/2000        $17,124            $20,473      $13,013
     06/30/2000        $17,701            $20,970      $13,084
     07/31/2000        $17,513            $20,615      $13,112
     08/31/2000        $17,361            $20,459      $13,112


AVERAGE ANNUAL TOTAL RETURN
8/31/00

ADVISOR CLASS***
1-Year                      -1.65%

5-Year                       3.83%

10-Year                      5.67%

Since Inception (9/18/86)    6.48%

*Source: Salomon Brothers. The unmanaged Salomon Brothers World Government Bond Index (SB WGBI) tracks the performance of government bond markets in 17 countries. It includes fixed-rate U.S. and foreign government bonds with remaining maturities of one year or more. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

**Source: Consumer Price Index, U.S. Bureau of Labor Statistics (8/31/00). The Consumer Price Index is a commonly used measure of inflation.

*** Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods 1/1/97 and after, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.

Past performance does not guarantee future results.

TEMPLETON GLOBAL BOND FUND
Financial Highlights

                                                                                       CLASS A
                                                               --------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                               --------------------------------------------------------
                                                                 2000        1999        1998        1997        1996
                                                                 ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the year)
Net asset value, beginning of year.........................       $8.81       $9.49       $9.82       $9.76       $9.32
                                                               --------------------------------------------------------
Income from investment operations:
 Net investment income.....................................         .65         .58         .60         .63         .69
 Net realized and unrealized gains (losses)................        (.80)       (.66)       (.32)        .03         .35
                                                               --------------------------------------------------------
Total from investment operations...........................        (.15)       (.08)        .28         .66        1.04
                                                               --------------------------------------------------------
Less distributions from:
 Net investment income.....................................        (.60)       (.55)       (.55)       (.60)       (.58)
 Net realized gains........................................        (.01)       (.05)       (.06)         --          --
 Tax return of capital.....................................          --          --          --          --        (.02)
                                                               --------------------------------------------------------
Total distributions........................................        (.61)       (.60)       (.61)       (.60)       (.60)
                                                               --------------------------------------------------------
Net asset value, end of year...............................       $8.05       $8.81       $9.49       $9.82       $9.76
                                                               ========================================================
Total Return*..............................................     (1.80)%     (1.02)%       2.82%       6.87%      11.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)............................    $114,247    $146,753    $189,898    $198,131    $185,596
Ratios to average net assets:
 Expenses..................................................       1.23%       1.22%       1.17%       1.15%       1.13%
 Net investment income.....................................       7.19%       6.20%       6.12%       6.41%       7.09%
Portfolio turnover rate....................................     179.84%      74.60%      75.95%     166.69%     109.40%

*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding effective year ended August 31, 1999.

TEMPLETON GLOBAL BOND FUND
Financial Highlights (continued)

                                                                                      CLASS C
                                                                ---------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                                ---------------------------------------------------
                                                                 2000       1999       1998       1997       1996
                                                                 ------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $8.82      $9.50      $9.83      $9.77      $9.31
                                                                ---------------------------------------------------
Income from investment operations:
 Net investment income......................................        .58        .54        .56        .57        .61
 Net realized and unrealized gains (losses).................       (.78)      (.66)      (.32)       .05        .41
                                                                ---------------------------------------------------
Total from investment operations............................       (.20)      (.12)       .24        .62       1.02
                                                                ---------------------------------------------------
Less distributions from:
 Net investment income......................................       (.56)      (.51)      (.51)      (.56)      (.54)
 Net realized gains.........................................       (.01)      (.05)      (.06)        --         --
 Tax return of capital......................................         --         --         --         --       (.02)
                                                                ---------------------------------------------------
Total distributions.........................................       (.57)      (.56)      (.57)      (.56)      (.56)
                                                                ---------------------------------------------------
Net asset value, end of year................................      $8.05      $8.82      $9.50      $9.83      $9.77
                                                                ===================================================
Total Return*...............................................    (2.34)%    (1.41)%      2.46%      6.44%     11.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $11,966    $17,386    $20,404    $16,629     $6,563
Ratios to average net assets:
 Expenses...................................................      1.62%      1.62%      1.56%      1.54%      1.56%
 Net investment income......................................      6.78%      5.80%      5.73%      5.96%      6.69%
Portfolio turnover rate.....................................    179.84%     74.60%     75.95%    166.69%    109.40%

*Total return does not reflect sales commissions or the contingent deferred sales charge.
+Based on average weighted shares outstanding effective year ended August 31, 1999.

TEMPLETON GLOBAL BOND FUND
Financial Highlights (continued)

                                                                                 ADVISOR CLASS
                                                                ------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                                ------------------------------------------------
                                                                 2000          1999         1998          1997+
                                                                 ----------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $8.81        $9.49         $9.82        $10.16
                                                                ------------------------------------------------
Income from investment operations:
 Net investment income......................................        .63          .61           .62           .42
 Net realized and unrealized losses.........................       (.77)        (.67)         (.32)         (.34)
                                                                ------------------------------------------------
Total from investment operations............................       (.14)        (.06)          .30           .08
                                                                ------------------------------------------------
Less distributions from:
 Net investment income......................................       (.62)        (.57)         (.57)         (.42)
 Net realized gains.........................................       (.01)        (.05)         (.06)           --
                                                                ------------------------------------------------
Total distributions.........................................       (.63)        (.62)         (.63)         (.42)
                                                                ------------------------------------------------
Net asset value, end of year................................      $8.04        $8.81         $9.49         $9.82
                                                                ================================================
Total Return*...............................................    (1.65)%       (.77)%         3.08%          .80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................       $413       $1,261       $11,330       $12,742
Ratios to average net assets:
 Expenses...................................................       .98%         .97%          .91%          .88%**
 Net investment income......................................      7.28%        6.42%         6.38%         6.76%**
Portfolio turnover rate.....................................    179.84%       74.60%        75.95%       166.69%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to August 31, 1997.
++Based on average weighted shares outstanding effective year ended August 31, 1999.
                       See Notes to Financial Statements.
 12

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2000

                                                                 PRINCIPAL
                                                                 AMOUNT**              VALUE
------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.4%
ARGENTINA 4.5%
Pecom Energia SA, 144A, 8.125%, 7/15/07.....................    $ 5,000,000         $  4,425,000
Republic of Argentina:
  11.00%, 10/09/06..........................................        225,000              213,750
  11.75%, 4/07/09...........................................        800,000              747,800
  11.375%, 1/30/17..........................................        200,000              176,750
  9.75%, 9/19/27............................................        150,000              115,828
                                                                                    ------------
                                                                                       5,679,128
                                                                                    ------------
AUSTRALIA 3.9%
Australian Government, 10.00%, 10/15/07.....................      2,263,000AUD         1,582,479
Queensland Treasury Corp., 6.50%, 6/14/05...................      5,796,000AUD         3,338,485
                                                                                    ------------
                                                                                       4,920,964
                                                                                    ------------
BELGIUM 2.3%
Kingdom of Belgium, 8.50%, 10/01/07.........................      2,786,000EUR         2,882,103
                                                                                    ------------
BRAZIL 3.1%
Government of Brazil:
  9.375%, 4/07/08...........................................        800,000              728,500
  14.50%, 10/15/09..........................................      1,825,000            2,027,119
  Series L, cvt., FRN, 7.4375%, 4/15/12.....................        310,000              240,058
  12.75%, 1/15/20...........................................        500,000              489,375
  10.125%, 5/15/27..........................................        600,000              477,150
                                                                                    ------------
                                                                                       3,962,202
                                                                                    ------------
CANADA 6.3%
Government of Canada:
  10.50%, 3/01/01...........................................      6,235,000CAD         4,323,487
  10.00%, 5/01/02...........................................      5,135,000CAD         3,704,868
                                                                                    ------------
                                                                                       8,028,355
                                                                                    ------------
COLOMBIA 2.0%
Republic of Colombia, 7.25%, 2/23/04........................      2,950,000            2,559,125
                                                                                    ------------
DENMARK 2.6%
Kingdom of Denmark:
  9.00%, 11/15/00...........................................      6,605,000DKK           792,069
  8.00%, 3/15/06............................................     18,589,000DKK         2,448,846
                                                                                    ------------
                                                                                       3,240,915
                                                                                    ------------
FRANCE 6.7%
Government of France:
  8.25%, 2/27/04............................................      6,748,000EUR         6,547,024
  8.50%, 10/25/08...........................................      1,832,000EUR         1,952,038
                                                                                    ------------
                                                                                       8,499,062
                                                                                    ------------
GERMANY 3.2%
Federal Republic of Germany, 8.00%, 7/22/02.................      4,399,667EUR         4,096,916
                                                                                    ------------
INDIA .1%
+*Essar Steel Ltd., Reg. S, FRN, 7.635%, 7/20/99............        315,000              165,375
                                                                                    ------------

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (CONT.)

                                                                 PRINCIPAL
                                                                 AMOUNT**              VALUE
------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
INDONESIA .3%
*P.T. Astra International, wts., 12/31/03...................      1,880,582 IDR     $    421,520
                                                                                    ------------
ITALY 9.9%
Buoni Poliennali del Tesoro:
  6.75%, 7/01/07............................................      1,243,000 EUR        1,176,916
  8.75%, 7/01/06............................................      2,751,000 EUR          2,828,286
Government of Italy:
  10.50%, 11/01/00..........................................      1,823,090 EUR        1,632,968
  10.50%, 4/01/05...........................................      6,476,000 EUR        6,883,053
                                                                                    ------------
                                                                                      12,521,223
                                                                                    ------------
MEXICO 7.7%
Bepensa SA, 144A, 9.75%, 9/30/04............................        230,000              212,750
Protexa Construcciones SA de CV, 144A, 12.125%, 7/24/02.....         49,349               38,245
United Mexican States:
  9.875%, 1/15/07...........................................      4,350,000            4,612,088
  8.625%, 3/12/08...........................................      2,410,000            2,401,565
  11.375%, 9/15/16..........................................      2,140,000            2,514,500
                                                                                    ------------
                                                                                       9,779,148
                                                                                    ------------
NETHERLANDS 3.2%
Astra Overseas Finance NV, Reg S, FRN:
  Series I, 6.7775%, 12/31/01...............................        300,000              270,000
  Series II, 6.7775%, 6/30/05...............................      1,044,018              678,612
  Series III, zero cpn., 6/30/06............................      1,311,000              419,520
Government of Netherlands, 7.75%, 3/01/05...................      2,779,000 EUR        2,697,468
                                                                                    ------------
                                                                                       4,065,600
                                                                                    ------------
NEW ZEALAND 2.3%
Government of New Zealand, 8.00%, 11/15/06..................      6,437,000 NZD        2,922,740
                                                                                    ------------
PANAMA
Republic of Panama, FRN, 7.93%, 5/14/02.....................         24,616               24,382
                                                                                    ------------
SOUTH KOREA 2.2%
Hanvit Bank, 144A, 12.75%, 3/01/10..........................      1,660,000            1,703,658
Republic of Korea, 8.875%, 4/15/08..........................      1,000,000            1,055,600
                                                                                    ------------
                                                                                       2,759,258
                                                                                    ------------
SPAIN 6.9%
Bonos y Oblig del Estado, 8.80%, 4/30/06....................      2,717,000 EUR        2,788,742
Government of Spain:
  10.10%, 2/28/01...........................................      3,142,692 EUR        2,857,564
  10.15%, 1/31/06...........................................      2,849,000 EUR        3,061,130
                                                                                    ------------
                                                                                       8,707,436
                                                                                    ------------
SWEDEN 4.9%
Kingdom of Sweden, 10.25%, 5/05/03..........................     51,400,000 SEK        6,155,716
                                                                                    ------------
TRINIDAD AND TOBAGO
SEI Holdings IX Inc., 144A, 11.00%, 11/30/00................         30,000               30,000
                                                                                    ------------

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (CONT.)

                                                                 PRINCIPAL
                                                                 AMOUNT**              VALUE
------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
TURKEY 1.2%
Republic of Turkey, 12.375%, 6/15/09........................    $ 1,450,000         $  1,574,700
                                                                                    ------------
UNITED KINGDOM 10.7%
United Kingdom:
  8.00%, 12/07/00...........................................      5,825,000 GBP        8,518,716
  8.50%, 7/16/07............................................      2,976,000 GBP        5,020,114
                                                                                    ------------
                                                                                      13,538,830
                                                                                    ------------
UNITED STATES 10.0%
++*Acadia Partners LP.......................................        999,667               12,096
++*Penobscot Partners LP....................................            333                2,892
U.S. Treasury Bond:
  6.375%, 8/15/27...........................................      3,415,000            3,641,244
  5.25%, 11/15/28...........................................      3,840,000            3,535,200
U.S. Treasury Note:
  6.125%, 8/31/02...........................................      4,450,000            4,447,219
  7.875%, 11/15/04..........................................        923,000              984,149
                                                                                    ------------
                                                                                      12,622,800
                                                                                    ------------
VENEZUELA 3.4%
Republic of Venezuela:
  FRN, 7.875%, 12/18/07.....................................        178,570              153,570
  Reg S, 9.125%, 6/18/07....................................        400,000              317,000
  9.25%, 9/15/27............................................      3,425,000            2,323,648
Venezuela Front Load Interest Reduction Bond, A, FRN,
  7.4375%, 3/31/07..........................................      1,666,650            1,444,776
                                                                                    ------------
                                                                                       4,238,994
                                                                                    ------------
TOTAL LONG TERM INVESTMENTS (COST $147,930,818).............                         123,396,492
OTHER ASSETS, LESS LIABILITIES 2.6%.........................                           3,229,143
                                                                                    ------------
TOTAL NET ASSETS 100.0%.....................................                        $126,625,635
                                                                                    ============

CURRENCY ABBREVIATIONS:

AUD  -- Australian Dollar
CAD  -- Canadian Dollar
DKK  -- Danish Krone
EUR  -- European Unit
GBP  -- Great British Pound
IDR  -- Indonesia Rupah
NZD  -- New Zealand Dollar
SEK  -- Swedish Krona

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated. +Represents defaulted bonds.
++Securities represent equity investments.
                       See Notes to Financial Statements.

TEMPLETON GLOBAL BOND FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2000

Assets:
 Investments in securities, at value (cost $147,930,818)....    $123,396,492
 Cash.......................................................          85,178
 Receivables:
  Investment securities sold................................       4,581,585
  Fund shares sold..........................................         243,175
  Dividends and interest....................................       3,517,817
                                                                ------------
      Total assets..........................................     131,824,247
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................       4,441,019
  Fund shares redeemed......................................         517,378
  To affiliates.............................................         111,650
 Accrued expenses...........................................         128,565
                                                                ------------
      Total liabilities.....................................       5,198,612
                                                                ------------
Net assets, at value........................................    $126,625,635
                                                                ============
Net assets consist of:
 Undistributed net investment income........................    $    244,634
 Net unrealized depreciation................................     (24,636,485)
 Accumulated net realized loss..............................     (16,746,124)
 Beneficial shares..........................................     167,763,610
                                                                ------------
Net assets, at value........................................    $126,625,635
                                                                ============
CLASS A:
 Net asset value per share ($114,246,520 / 14,199,581 shares
   outstanding).............................................           $8.05
                                                                ============
 Maximum offering price per share ($8.05 / 95.75%)..........           $8.41
                                                                ============
CLASS C:
 Net asset value per share ($11,966,385 / 1,485,639 shares
  outstanding)*.............................................           $8.05
                                                                ============
 Maximum offering price per share ($8.05 / 99.00%)..........           $8.13
                                                                ============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($412,730 / 51,349 shares outstanding)....................           $8.04
                                                                ============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 16

TEMPLETON GLOBAL BOND FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2000

Investment Income:
 (net of foreign taxes of $7,171)
 Dividends..................................................    $     67,602
 Interest...................................................      12,706,076
                                                                ------------
      Total investment income...............................                    $ 12,773,678
Expenses:
 Management fees (Note 4)...................................         759,639
 Administrative fees (Note 4)...............................         227,895
 Distribution fees (Note 4)
  Class A...................................................         341,818
  Class C...................................................          94,313
 Transfer agent fees (Note 4)...............................         261,703
 Custodian fees.............................................          32,518
 Reports to shareholders....................................          68,931
 Registration and filing fees...............................          36,023
 Professional fees..........................................          65,231
 Trustees' fees and expenses................................          30,571
 Other......................................................           1,936
                                                                ------------
      Total expenses........................................                       1,920,578
                                                                                ------------
            Net investment income...........................                      10,853,100
                                                                                ------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments...............................................     (15,899,139)
  Foreign currency transactions.............................        (156,500)
                                                                ------------
     Net realized loss......................................                     (16,055,639)
 Net unrealized appreciation (depreciation) on:
  Investments...............................................       2,512,574
  Translation of assets and liabilities denominated in
    foreign currencies......................................         (91,505)
                                                                ------------
     Net unrealized appreciation............................                       2,421,069
                                                                                ------------
Net realized and unrealized loss............................                     (13,634,570)
                                                                                ------------
Net decrease in net assets resulting from operations........                    $ (2,781,470)
                                                                                ============

                       See Notes to Financial Statements.

TEMPLETON GLOBAL BOND FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 2000 AND 1999

                                                                    2000               1999
                                                                -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $ 10,853,100       $ 12,022,661
  Net realized gain (loss) from investments and foreign
   currency transactions....................................     (16,055,639)            19,329
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................       2,421,069        (13,157,946)
                                                                -------------------------------
    Net decrease in net assets resulting from operations....      (2,781,470)        (1,115,956)
 Distributions to shareholders from:
  Net investment income:
   Class A..................................................      (9,561,861)       (10,143,914)
   Class C..................................................        (958,385)        (1,108,554)
   Advisor Class............................................         (50,970)          (179,587)
  Net realized gains:
   Class A..................................................        (153,023)          (835,181)
   Class C..................................................         (17,062)           (98,495)
   Advisor Class............................................          (1,226)            (7,158)
                                                                -------------------------------
 Total distributions to shareholders........................     (10,742,527)       (12,372,889)
 Beneficial share transactions (Note 3):
   Class A..................................................     (20,312,928)       (31,043,022)
   Class C..................................................      (4,145,377)        (1,555,156)
   Advisor Class............................................        (792,188)       (10,144,875)
                                                                -------------------------------
 Total beneficial share transactions........................     (25,250,493)       (42,743,053)
    Net decrease in net assets..............................     (38,774,490)       (56,231,898)
Net assets:
 Beginning of year..........................................     165,400,125        221,632,023
                                                                -------------------------------
 End of year................................................    $126,625,635       $165,400,125
                                                                ===============================
Undistributed net investment income included in net assets:
 End of year................................................    $    244,634       $         --
                                                                ===============================

                       See Notes to Financial Statements.
 18

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Bond Fund (the Fund), is a separate, non-diversified series of Templeton Income Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests primarily in the debt securities of companies, governments and government agencies located anywhere in the world including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. MERGER WITH TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND

On October 21, 1999, the Fund acquired all of the net assets of the Templeton Americas Government Securities Fund pursuant to a plan of reorganization approved by the Templeton Americas Government Securities Fund's shareholders. The merger was accomplished by a tax-free exchange of 1,947,905 Class A shares (valued at $8.78 per share) for the net assets of the Templeton Americas Government Securities Fund, which aggregated $17,102,608, including $(1,480,591) of unrealized depreciation. The combined net assets of the Fund immediately after the merger were $176,515,833.

3. BENEFICIAL SHARES

The Fund offers three classes of shares: Class A, Class C, and Advisor Class shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class of shares and the exchange privilege of each class.

At August 31, 2000, there were an unlimited number of shares of beneficial interest authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                               YEAR ENDED AUGUST 31,
                                                          ----------------------------------------------------------------
                                                                     2000                                 1999
                                                          ----------------------------------------------------------------
                                                            SHARES          AMOUNT              SHARES          AMOUNT
                                                          ----------------------------------------------------------------
CLASS A SHARES:
Shares sold.............................................    4,856,098    $ 41,533,584           7,334,312    $  69,058,663
Shares issued on reinvestment of distributions..........      816,148       6,892,717             859,601        8,035,267
Shares issued on merger (Note 2)........................    1,947,905      17,102,608                  --               --
Shares redeemed.........................................  (10,069,615)    (85,841,837)        (11,546,052)    (108,136,952)
                                                          ----------------------------------------------------------------
Net decrease............................................   (2,449,464)   $(20,312,928)         (3,352,139)   $ (31,043,022)
                                                          ----------------------------------------------------------------

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (continued)

3. BENEFICIAL SHARES (CONT.)

                                                                               YEAR ENDED AUGUST 31,
                                                          ----------------------------------------------------------------
                                                                     2000                                 1999
                                                          ----------------------------------------------------------------
                                                            SHARES          AMOUNT              SHARES          AMOUNT
                                                          ----------------------------------------------------------------
CLASS C SHARES:
Shares sold.............................................      307,863    $  2,652,496             561,727    $   5,324,535
Shares issued on reinvestment of distributions..........       95,814         810,511             111,143        1,040,014
Shares redeemed.........................................     (888,954)     (7,608,384)           (849,404)      (7,919,705)
                                                          ----------------------------------------------------------------
Net decrease............................................     (485,277)   $ (4,145,377)           (176,534)   $  (1,555,156)
                                                          ================================================================

                                                                               YEAR ENDED AUGUST 31,
                                                          ----------------------------------------------------------------
                                                                     2000                                 1999
                                                          ----------------------------------------------------------------
                                                            SHARES          AMOUNT              SHARES          AMOUNT
                                                          ----------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.............................................       13,235    $    114,687             223,677    $   2,157,693
Shares issued on reinvestment of distributions..........        3,164          27,167               8,389           78,938
Shares redeemed.........................................     (108,231)       (934,042)         (1,282,907)     (12,381,506)
                                                          ----------------------------------------------------------------
Net decrease............................................      (91,832)   $   (792,188)         (1,050,841)   $ (10,144,875)
                                                          ================================================================

4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TICI based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.50%         First $200 million
0.45%         Over $200 million, up to and including $1.3 billion
0.40%         Over $1.3 billion

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (continued)

4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Next $500 million
0.10%         Next $500 million
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25% and 0.65% per year of the average daily net assets of Class A and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At August 31, 2000, unreimbursed cost were $215,334. Distributors received net commissions on sales of the Fund's shares and received contingent deferred sales charges for the year of $6,082 and $34,061, respectively.

5. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At August 31, 2000, the net unrealized depreciation based on the cost of investments for income tax purposes of $152,970,226 was as follows:

Unrealized appreciation.....................................  $    323,223
Unrealized depreciation.....................................   (29,896,957)
                                                              ------------
Net unrealized depreciation.................................  $(29,573,734)
                                                              ------------

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, losses realized subsequent to October 31 on the sales of securities and foreign currencies and foreign currency gains/losses on the sale of debt instruments.

At August 31, 2000, the Fund had deferred capital and foreign currency losses occurring subsequent to October 31, 1999 of $4,373,382 and $5,974,614, respectively. For tax purposes, such losses will be reflected in the year ending August 31, 2001.

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (continued)

5. INCOME TAXES (CONT.)
At August 31, 2000, the Fund had tax basis capital losses of $1,358,720, including $855,111 from the merger of Templeton Americas Government Securities Fund described in Note 2, which may be carried over to offset future capital gains. Such losses expire as follows:

    Capital loss carryovers expiring in:

2007........................................................  $  855,111
2008........................................................     503,609
                                                              ----------
                                                              $1,358,720
                                                              ----------

6. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 2000 aggregated $239,133,998 and $278,240,946, respectively.

TEMPLETON GLOBAL BOND FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Income
Trust -- Templeton Global Bond Fund (the "Fund") at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights for each of the three years ending August 31, 1998 were audited by other independent accountants whose report dated September 29, 1998 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

Ft. Lauderdale, Florida
September 29, 2000

[FRANKLIN TEMPLETON INVESTMENTS LOGO]

Templeton Global Bond Fund
777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777

ANNUAL REPORT

AUDITORS
PricewaterhouseCoopers L.L.P.
333 Market Street
San Francisco, CA 94105

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Global Bond Fund prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

406 A00 10/00                          [RECYCLED LOGO] Printed on recycled paper